Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Income Tax Disclosure [Abstract]
Current tax expenses		£ (2,512)
Deferred tax expenses			(176,923)
Income tax expenses	$ (3,175)	£ (2,512)	£ (176,923)